Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Large Cap Growth Fund-Institutional Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.63%
Empower Large Cap Growth Fund-Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower Large Cap Growth Fund-Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Large Cap Growth Fund-Institutional Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower Large Cap Growth Fund-Institutional Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower Large Cap Growth Fund-Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Large Cap Growth Fund-Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.44%
Empower Large Cap Growth Fund-Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower Large Cap Growth Fund-Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Large Cap Growth Fund-Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower Large Cap Growth Fund-Institutional Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower Large Cap Growth Fund-Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.51%
Empower Large Cap Growth Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.68%
Empower Large Cap Growth Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.26%
Empower Large Cap Growth Fund-Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.69%
Empower Large Cap Growth Fund-Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Large Cap Growth Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
Empower Large Cap Growth Fund-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
Empower Large Cap Growth Fund-Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
Empower Large Cap Growth Fund - Investor Class | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.63%
Empower Large Cap Growth Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower Large Cap Growth Fund - Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Large Cap Growth Fund - Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower Large Cap Growth Fund - Investor Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower Large Cap Growth Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Large Cap Growth Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.44%
Empower Large Cap Growth Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower Large Cap Growth Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Large Cap Growth Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower Large Cap Growth Fund - Investor Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower Large Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.51%
Empower Large Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.68%
Empower Large Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.26%
Empower Large Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.69%
Empower Large Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Large Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
Empower Large Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
Empower Large Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
Empower Large Cap Value Fund - Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Large Cap Value Fund - Institutional Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Large Cap Value Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund - Institutional Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund - Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Large Cap Value Fund - Institutional Class | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund - Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower Large Cap Value Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Large Cap Value Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower Large Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.34%
Empower Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
Empower Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.53%
Empower Large Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.73%
Empower Large Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
Empower Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
Empower Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Large Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Large Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Large Cap Value Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower Large Cap Value Fund - Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Large Cap Value Fund - Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Large Cap Value Fund - Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund - Investor Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund - Investor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Large Cap Value Fund - Investor Class | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund - Investor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower Large Cap Value Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Large Cap Value Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower Large Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.34%
Empower Large Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
Empower Large Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.53%
Empower Large Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.73%
Empower Large Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Large Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
Empower Large Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
Empower Large Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Large Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Large Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Large Cap Value Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower Large Cap Value Fund-Investor II Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Large Cap Value Fund-Investor II Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Large Cap Value Fund-Investor II Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower Large Cap Value Fund-Investor II Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Large Cap Value Fund-Investor II Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Large Cap Value Fund-Investor II Class | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Empower Large Cap Value Fund-Investor II Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund-Investor II Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower Large Cap Value Fund-Investor II Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Large Cap Value Fund-Investor II Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
Empower Large Cap Value Fund-Investor II Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.34%
Empower Large Cap Value Fund-Investor II Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.08%
Empower Large Cap Value Fund-Investor II Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.53%
Empower Large Cap Value Fund-Investor II Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.73%
Empower Large Cap Value Fund-Investor II Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Empower Large Cap Value Fund-Investor II Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
Empower Large Cap Value Fund-Investor II Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
Empower Large Cap Value Fund-Investor II Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Large Cap Value Fund-Investor II Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Large Cap Value Fund-Investor II Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Large Cap Value Fund-Investor II Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower S&P 500® Index Fund-Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
Empower S&P 500® Index Fund-Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.92%
Empower S&P 500® Index Fund-Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Empower S&P 500® Index Fund-Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Empower S&P 500® Index Fund-Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower S&P 500® Index Fund-Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%
Empower S&P 500® Index Fund-Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower S&P 500® Index Fund-Institutional Class | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower S&P 500® Index Fund-Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower S&P 500® Index Fund-Institutional Class | U.S. Treasury Bills 4.30% [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower S&P 500® Index Fund-Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.34%
Empower S&P 500® Index Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.83%
Empower S&P 500® Index Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.72%
Empower S&P 500® Index Fund-Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.28%
Empower S&P 500® Index Fund-Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.97%
Empower S&P 500® Index Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
Empower S&P 500® Index Fund-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower S&P 500® Index Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
Empower S&P 500® Index Fund-Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower S&P 500® Index Fund-Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower S&P 500® Index Fund-Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower S&P 500® Index Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
Empower S&P 500® Index Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.92%
Empower S&P 500® Index Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Empower S&P 500® Index Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Empower S&P 500® Index Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower S&P 500® Index Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower S&P 500® Index Fund - Investor Class | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower S&P 500® Index Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower S&P 500® Index Fund - Investor Class | U.S. Treasury Bills 4.30% [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower S&P 500® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.34%
Empower S&P 500® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.83%
Empower S&P 500® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.72%
Empower S&P 500® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.28%
Empower S&P 500® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.97%
Empower S&P 500® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
Empower S&P 500® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower S&P 500® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
Empower S&P 500® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower S&P 500® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Empower S&P 500® Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%